INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	14. INTANGIBLE ASSETS
At 30 June 2025, intangible assets comprised goodwill of £1,199m (2024: £1,199m) and computer software of £321m (2024: £340m).
At 30 June 2025, a review was performed to identify any potential impairment indicators for goodwill. No indicators of impairment were identified and so a full impairment test was not performed for the H1-25.
There have been no significant changes to the sensitivity of value in use (VIU) to changes in assumptions, including changes required to achieve nil headroom, as set out in Note 19 to the Consolidated Financial Statements in the 2024 Annual Report.